Expense Example - SA Franklin US Equity Smart Beta Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	68	212	369	823	95	296	515	1,143